Consolidated principles and methods (Policies)	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
General principles and statement of compliance and basis of presentation
General principles

The interim condensed consolidated financial statements as of June 30, 2022 and for the six-month period ended June 30, 2022 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board on September 28, 2022.

All amounts in the interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The summarized interim consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2021 as described below.

Seasonality of the Company’s activities

According to IAS 34 – Interim Financial Reporting, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34-20.

Statement of compliance and basis of presentation

The interim condensed consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of June 30, 2022. The interim condensed consolidated financial statements are also compliant with IFRS as adopted by the European Union at the date of preparation of these financial statements.

The accounting principles used to prepare the interim condensed consolidated financial statements for the six-month period ended June 30, 2022 are identical to those used for the year ended December 31, 2021 except for the standards listed below that required adoption in 2022.

Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations whose application was mandatory for periods beginning on or after January 1, 2022:

Amendments to IFRS 3	Conceptual framework
Amendments to IAS 37	Onerous contracts
Amendments to IAS 16	Proceeds before intended use
The application of these standards and these amendments had no impact on the Company’s interim condensed consolidated financial statements.

The following pronouncements and related amendments are applicable for the accounting periods beginning after January 1, 2023 or later, as specified below. We are currently evaluating if the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position, or cash flows:
•Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in July 2020 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)

Basis of consolidation
3.1 BASIS OF CONSOLIDATION

Consolidated entities

As of June 30, 2022, the consolidation scope is identical to that at December 31, 2021 as Nanobiotix S.A. has five wholly owned subsidiaries:
•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,Nanobiotix Spain S.L.U., created in December 2017 and located in Spain,
•Curadigm SAS, created on July 3, 2019 and located in France, and
•Curadigm Corp., created on January 7, 2020 and located in the USA.

Accordingly, the interim condensed consolidated financial statements as of June 30, 2022 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited condensed consolidated financial statements are presented in thousands of euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate for the statement of financial position, whereas items of the statement of operations, statement of comprehensive loss and statement of cash flow are converted at the average exchange rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were a closing of $1.0387 as of June 30, 2022 and an average of $1.0940 for the six-month period ended June 30, 2022 compared with $1.1884 and $1.2057 respectively, as of and for the six-month period ended June 30, 2021 (source: Banque de France).

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Use of judgement, estimates and assumptions
3.2. USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS

The preparation of interim condensed consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.
Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are going concern, share-based payments, deferred tax assets, clinical trials accruals and the fair value of financial instruments.

Going Concern

The Executive Board determined it is appropriate to prepare half-year financial statements applying a going concern basis, based on the following assumptions:

•EIB debt Renegotiation: the Company has reached an agreement in principle with the European Investment Bank to restructure its existing loan agreement for extending the maturity dates of its debt obligations, including principal and interest, in consideration of some conditions. Execution of the definitive amendments to the agreement by the Company and EIB is subject to finalization of the necessary documents and agreements, which is expected in the coming weeks. While the overall expense associated with the debt will increase and details reported upon completion of the restructuring, overall debt service obligations will decrease within the 12-month period.

•Equity Line (PACEO) implementation: this line of financing will provide financial optionality and financing flexibility within the next twelve months, if needed. In accordance with the terms of this agreement, Kepler Cheuvreux committed to underwrite up to 5,200,000 shares over a maximum timeframe of 24 months starting from May 2022, provided the contractual conditions are met. Provided the contractual conditions are met, this access to capital would extend the Company’s operating runway by approximately one quarter. The Company controls if and when to access capital.

•Operating Expense Reduction: the Company continues efforts to reduce operating expenses and to focus on its priority programs by enhancing operational efficiencies and optimizing capital allocation for continued investment in priority development pathways.

Subsequently, the Company believes it has sufficient resources to continue operating for at least twelve months following the half-year consolidated financial statements’ publication.

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Executive and Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., expected share volatility) (See Note 17 Share-based payments).

Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. Deferred tax assets are also recognized for unused tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow for sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision is recognized accordingly. (See Note 13.1 Trade and other payables for information regarding the clinical trial accruals as of June 30, 2022 and December 31, 2021.)
Revenue recognition

In order to determine the amount and timing of revenue under the contracts with LianBio, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company and determining the timing of satisfaction of services provided to LianBio (see Note 15 Revenue and other income below for additional detail regarding the revenue recognition related to the new agreement with LianBio).

Initial Measurement at Fair value of financial instruments

The initial fair value measurement of the loan granted by European Investment Bank (‘‘EIB’’) requires the Company to assess the amount of additional interest (‘‘royalties’’, as defined by the royalty agreement with EIB) that will be due according to the loan agreement. The royalties will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to the Company’s consolidated annual sales turnover generated during a period of six years (“the royalty period”) commencing on January 1, 2021.

For purposes of measuring the initial fair value of the EIB loan, the Company forecasts the sales that it expects to generate during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market.

Subsequently, the EIB loan is measured at amortized cost using the initial effective interest rate at each closing date.

The estimation of the royalty amount was reviewed as of June 30, 2022, taking into account the Company’s last development schedule (See Note 4 Significant transactions and Note 12 Financial liabilities for details about this loan and the accounting treatment applied).

Revenues and other income
The revenue recognition accounting principles used to prepare the interim condensed consolidated financial statements for the six-month period ended June 30, 2022 are identical to those used for the year ended December 31, 2021.

Application of IFRS 15 to the license and collaboration agreement and clinical supply agreement with LianBio
The application of IFRS 15 to the license and collaboration agreement entered into in 2021 between the Company and LianBio is presented in section 4.1.6.15 of the Company's universal reference document filed to the Autorité des marchés financiers ("AMF") on April 08, 2022, and in the Note 15 of the Consolidated financial statements for the year ended December 31, 2021 included in the Form 20-F, as amended, filed to the Securities and Exchange Commission ("SEC) the same day.

In addition, in accordance with the Clinical Supply agreement, the Company will be responsible, for labelling and packaging such Products to be delivered to LianBio in accordance with the Territory Labelling and Packaging Requirements and in compliance with the applicable formulation(s) and dosage form(s) as specified by LianBio in each Purchase Order.

The arrangement falls within the scope of IFRS 15 given the products used develop the licensed products are outputs of the Company’s ordinary activities.

Grants and Subsidies

Since its creation, the Company has received, because of its innovative approach to nanomedicine, certain grants and subsidies from the French State or French public authorities. These grants and subsidies are intended to finance its general or specified activities. Grants are recognized as income as the related expenses are incurred, provided there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received.

Research tax credit

The research tax credit ("CIR") is granted to companies by the French government to encourage them to conduct technical and scientific research. Companies that can prove that they have incurred expenses that meet the required criteria (research expenses located in France or, since January 1, 2005, in the European Community or in another country that is a party to the Agreement on the European Economic Area and that has entered into a tax treaty with France containing an administrative assistance clause) are entitled to a tax credit which, in principle, can be offset against the corporate income tax due for the fiscal year in which the expenses were incurred and for the three following years. Any unused portion of the tax credit is then reimbursed by the Treasury. In the particular case where the Company qualifies as a small and medium-sized enterprise (SME), the Company may request immediate reimbursement of the balance of the tax credit without application of the three-year period.

The Company has benefited from the research tax credit since its creation. This financing is recorded under "Other income" in the year in which the corresponding expenses were incurred. The portion of the financing related to capitalized expenses is deducted in the balance sheet from the capitalized expenses and in the income statement from the amortization charges of these expenses.